SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - Broad Capital Acquisition Corp [Member] - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Cash equivalents	$ 0	$ 0
Cash and marketable securities held in trust account	48,650,221	104,162,029
Operating loss carryforward		0
Valuation allowance		320,952
Unrecognized tax benefits		0
Accrued interest and penalties on unrecognized tax benefits		0
AccruedIncomeTaxes		285,662
Federal depository insurance coverage amount	$ 250,000	$ 250,000